Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Information
32.	SEGMENT INFORMATION

The Company has adopted IFRS 8 - Operating segments, that require operating segments to be identified on the basis of internal reports regarding components of the Company that are regularly reviewed by the Executive Committee, chief operating decision maker, in order to allocate resources to the segments and to assess their performance.

This analysis is based on monthly information concerning historical figures of the identified segments. The information reviewed by the main decision maker basically consists in the historical details corresponding to each month accumulated until the end of the period analyzed. It is for this reason that they differ from the inflation-adjusted figures as described in Note 2.2.

For the purposes of managing its business both financially and operatively, the Company has classified its businesses as follows:

i)

Cement, masonry cement and lime: this segment includes results from the cement, masonry cement and lime business, and comprises the procurement of the raw materials from quarries, the manufacturing process of clinker / quicklime and their subsequent grinding with certain additions in order to obtain the cement, masonry cement and lime.

ii)

Concrete: this segment includes the results generated from the production and sale of ready-mix concrete. It also includes the delivery of the product at the worksite and, depending on the circumstances, the pumping of concrete up to the place of destination.

iii)	Aggregates: this segment includes the results generated from the production and sale of granitic aggregates.

iv)	Railroad: this segment includes the results generated from the provision of the railroad transportation service.

v)	Others: this segment includes the results of the industrial waste treatment and recycling business to produce materials for use as fuel o raw material.

	12.31.2018	12.31.2017	12.31.2016
Net revenue
Cement, masonry cement and lime – Argentina	16,282,614,057	11,649,136,962	8,314,392,402
Cement – Paraguay	1,959,634,979	1,152,606,929	—
Concrete	3,657,338,674	1,903,346,280	1,044,559,627
Railroad	2,136,181,737	1,608,080,671	1,223,681,686
Aggregates	334,206,557	261,292,612	189,491,197
Others	117,898,203	133,109,926	75,636,911
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	22,162,865,808	15,286,534,926	9,874,443,208

Reconciliation - Effect from restatement in constant currency	4,644,065,716	9,552,077,957	9,459,945,909

Total	26,806,931,524	24,838,612,883	19,334,389,117

Cost of sales
Cement, masonry cement and lime - Argentina	10,619,291,608	7,986,358,455	6,045,620,325
Cement – Paraguay	1,379,208,675	803,220,686	—
Concrete	3,421,580,967	1,795,052,472	968,360,040
Railroad	1,913,366,156	1,352,375,734	1,011,559,523
Aggregates	360,465,602	266,721,854	176,603,548
Others	67,056,625	67,374,539	35,697,635
Eliminations	(2,325,008,399)	(1,421,038,454)	(973,318,615)

Subtotal	15,435,961,234	10,850,065,286	7,264,522,456

Reconciliation - Effect from restatement in constant currency	4,546,832,818	7,659,874,517	7,889,653,017

Total	19,982,794,052	18,509,939,802	15,154,175,473

Selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	1,084,762,773	850,722,982	726,012,191
Cement – Paraguay	64,315,992	43,633,705	—
Concrete	117,877,891	77,974,017	49,143,560
Railroad	149,809,534	105,192,391	(4,235,303)
Aggregates	(4,173,225)	4,411,761	5,217,097
Others	39,610,163	38,471,541	29,341,972

Subtotal	1,452,203,128	1,120,406,397	805,479,517

Reconciliation - Effect from restatement in constant currency	372,617,951	732,311,020	819,667,182

Total	1,824,821,079	1,852,717,417	1,625,146,699

Depreciation and amortization
Cement, masonry cement and lime - Argentina	415,892,004	342,614,418	432,545,694
Cement - Paraguay	279,997,274	170,931,104	—
Concrete	32,222,290	24,544,240	12,492,535
Railroad	137,274,165	74,821,293	54,995,174
Aggregates	24,139,262	10,505,708	7,115,732
Others	2,669,087	2,463,945	1,924,745

Subtotal	892,194,082	625,880,708	509,073,880

Reconciliation - Effect from restatement in constant currency	1,229,195,797	1,116,496,197	1,288,514,381

Total	2,121,389,879	1,742,376,905	1,797,588,261

Net revenue less cost of sales, selling, administrative expenses and other gains and losses
Cement, masonry cement and lime - Argentina	4,578,559,676	2,812,055,527	1,542,759,886
Cement - Paraguay	516,110,312	305,752,538	—
Concrete	117,879,816	30,319,791	27,056,027
Railroad	73,006,047	150,512,546	216,357,466
Aggregates	(22,085,820)	(9,841,002)	7,670,552
Others	11,231,415	27,263,846	10,597,304

Subtotal	5,274,701,446	3,316,063,246	1,804,441,235

Reconciliation - Effect from restatement in constant currency	(275,385,053)	1,159,892,418	750,625,710

Total	4,999,316,393	4,475,955,664	2,555,066,945
Reconciling items:
Share of profit (loss) of associates	—	—	76,243,433
Tax on debits and credits to banks accounts	(254,200,939)	(304,817,393)	(277,325,855)
Finance costs, net	(1,662,578,414)	(271,396,125)	(417,358,381)
Income tax expense	(1,131,955,333)	(221,946,197)	(649,823,084)

Total	1,950,581,707	3,677,795,949	1,286,803,058

Geographical information

	12.31.2018	12.31.2017
Non-current assets
Argentina	19,620,044,082	15,920,964,729
Paraguay	4,118,220,215	3,482,599,805

For these purposes, non-current assets do not include deferred tax assets.

Net revenues for the years ended December 31, 2018 and 2017 are derived from business in Argentina and Paraguay, while for the year ended December 31, 2016 they are derived from business in Argentina only.

No single customer contributed on 10% or more of the Group´s revenue for 2018, 2017 and 2016.